Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Entity Central Index Key	dei_EntityCentralIndexKey	0001331971
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2021
(Multimanager Lifestyle Conservative Portfolio) | Class A | (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.53%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.31%
(Multimanager Lifestyle Conservative Portfolio) | Class C | (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.65%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	4.04%
(Multimanager Lifestyle Conservative Portfolio) | Class I | (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.69%
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	4.64%
(Multimanager Lifestyle Conservative Portfolio) | Class R2 | (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.26%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	4.61%
(Multimanager Lifestyle Conservative Portfolio) | Class R4 | (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	4.87%
(Multimanager Lifestyle Conservative Portfolio) | Class R5 | (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	5.12%
(Multimanager Lifestyle Conservative Portfolio) | Class R6 | (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	5.14%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	13.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.99%	[1]
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.69%	[2]
5 Years	rr_AverageAnnualReturnYear05	13.52%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.64%	[2]
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[1]
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.79%	[2]
5 Years	rr_AverageAnnualReturnYear05	13.51%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.13%	[2]
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.48%
5 Years	rr_AverageAnnualReturnYear05	10.82%
10 Years	rr_AverageAnnualReturnYear10	8.80%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	8.34%
10 Years	rr_AverageAnnualReturnYear10	7.18%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	8.06%
10 Years	rr_AverageAnnualReturnYear10	6.77%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.05%
5 Years	rr_AverageAnnualReturnYear05	11.06%
10 Years	rr_AverageAnnualReturnYear10	8.53%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	12.18%
10 Years	rr_AverageAnnualReturnYear10	9.15%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.77%
5 Years	rr_AverageAnnualReturnYear05	11.73%
10 Years	rr_AverageAnnualReturnYear10	9.12%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.02%
5 Years	rr_AverageAnnualReturnYear05	12.03%
10 Years	rr_AverageAnnualReturnYear10	9.39%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.31%
5 Years	rr_AverageAnnualReturnYear05	12.25%
10 Years	rr_AverageAnnualReturnYear10	9.65%
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Aggressive Portfolio) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.36%
5 Years	rr_AverageAnnualReturnYear05	12.31%
10 Years	rr_AverageAnnualReturnYear10	9.69%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI All Country World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.78%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.63%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.84%	[3]
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[4]
5 Years	rr_AverageAnnualReturnYear05	12.33%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.77%	[4]
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[3]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[3]
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.13%	[4]
5 Years	rr_AverageAnnualReturnYear05	12.00%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.91%	[4]
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	9.57%
10 Years	rr_AverageAnnualReturnYear10	7.99%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	6.31%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	7.01%
10 Years	rr_AverageAnnualReturnYear10	5.99%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.33%
5 Years	rr_AverageAnnualReturnYear05	9.79%
10 Years	rr_AverageAnnualReturnYear10	7.72%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.50%
5 Years	rr_AverageAnnualReturnYear05	10.90%
10 Years	rr_AverageAnnualReturnYear10	8.34%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.09%
5 Years	rr_AverageAnnualReturnYear05	10.46%
10 Years	rr_AverageAnnualReturnYear10	8.30%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	10.74%
10 Years	rr_AverageAnnualReturnYear10	8.62%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.63%
5 Years	rr_AverageAnnualReturnYear05	10.97%
10 Years	rr_AverageAnnualReturnYear10	8.87%
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Growth Portfolio) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.65%
5 Years	rr_AverageAnnualReturnYear05	11.03%
10 Years	rr_AverageAnnualReturnYear10	8.87%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI All Country World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.26%	[5]
5 Years	rr_AverageAnnualReturnYear05	10.25%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.82%	[5]
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.31%	[6]
5 Years	rr_AverageAnnualReturnYear05	10.84%	[6]
10 Years	rr_AverageAnnualReturnYear10	8.77%	[6]
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[5]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[5]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[5]
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.24%	[6]
5 Years	rr_AverageAnnualReturnYear05	10.42%	[6]
10 Years	rr_AverageAnnualReturnYear10	8.63%	[6]
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.77%
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	6.90%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	6.13%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	5.01%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	8.48%
10 Years	rr_AverageAnnualReturnYear10	6.64%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.33%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	7.25%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	9.16%
10 Years	rr_AverageAnnualReturnYear10	7.21%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	7.54%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	9.63%
10 Years	rr_AverageAnnualReturnYear10	7.77%
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Balanced Portfolio) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.37%
5 Years	rr_AverageAnnualReturnYear05	9.68%
10 Years	rr_AverageAnnualReturnYear10	7.76%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI All Country World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.51%	[7]
5 Years	rr_AverageAnnualReturnYear05	8.07%	[7]
10 Years	rr_AverageAnnualReturnYear10	6.96%	[7]
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.08%	[8]
5 Years	rr_AverageAnnualReturnYear05	8.92%	[8]
10 Years	rr_AverageAnnualReturnYear10	7.26%	[8]
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[7]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[7]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[7]
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.15%	[8]
5 Years	rr_AverageAnnualReturnYear05	8.77%	[8]
10 Years	rr_AverageAnnualReturnYear10	7.29%	[8]
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.67%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	4.10%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	3.94%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05	6.77%
10 Years	rr_AverageAnnualReturnYear10	5.40%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.17%
5 Years	rr_AverageAnnualReturnYear05	7.85%
10 Years	rr_AverageAnnualReturnYear10	6.01%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.77%
5 Years	rr_AverageAnnualReturnYear05	7.43%
10 Years	rr_AverageAnnualReturnYear10	5.98%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.00%
5 Years	rr_AverageAnnualReturnYear05	7.68%
10 Years	rr_AverageAnnualReturnYear10	6.26%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.22%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	6.49%
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Moderate Portfolio) | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	7.97%
10 Years	rr_AverageAnnualReturnYear10	6.52%
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Conservative Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI All Country World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Conservative Portfolio) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.26%	[9]
5 Years	rr_AverageAnnualReturnYear05	6.37%	[9]
10 Years	rr_AverageAnnualReturnYear10	5.42%	[9]
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Conservative Portfolio) | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.41%	[10]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[10]
10 Years	rr_AverageAnnualReturnYear10	5.53%	[10]
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Conservative Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[9]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[9]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[9]
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Conservative Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Conservative Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.87%	[10]
5 Years	rr_AverageAnnualReturnYear05	7.06%	[10]
10 Years	rr_AverageAnnualReturnYear10	5.89%	[10]
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Conservative Portfolio) | Class A | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	2.89%
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) | (Multimanager Lifestyle Conservative Portfolio) | Class A | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.76%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	2.82%
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio) | Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.26%	[11]
5 Years	rr_AverageAnnualReturnYear05	13.03%	[11]
10 Years	rr_AverageAnnualReturnYear10	10.99%	[11]
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio) | John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.69%	[12]
5 Years	rr_AverageAnnualReturnYear05	13.52%	[12]
10 Years	rr_AverageAnnualReturnYear10	10.64%	[12]
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[11]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[11]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[11]
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio) | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.79%	[12]
5 Years	rr_AverageAnnualReturnYear05	13.51%	[12]
10 Years	rr_AverageAnnualReturnYear10	11.13%	[12]
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.30%
5 Years	rr_AverageAnnualReturnYear05	12.25%
10 Years	rr_AverageAnnualReturnYear10	9.73%
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.26%
5 Years	rr_AverageAnnualReturnYear05	9.31%
10 Years	rr_AverageAnnualReturnYear10	7.69%
(Multimanager Lifestyle Aggressive Portfolio - Class 1) | (Multimanager Lifestyle Aggressive Portfolio) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.19%
5 Years	rr_AverageAnnualReturnYear05	8.88%
10 Years	rr_AverageAnnualReturnYear10	7.21%
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI All Country World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.78%	[13]
5 Years	rr_AverageAnnualReturnYear05	11.63%	[13]
10 Years	rr_AverageAnnualReturnYear10	9.84%	[13]
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio) | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[14]
5 Years	rr_AverageAnnualReturnYear05	12.33%	[14]
10 Years	rr_AverageAnnualReturnYear10	9.77%	[14]
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[13]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[13]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[13]
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.13%	[14]
5 Years	rr_AverageAnnualReturnYear05	12.00%	[14]
10 Years	rr_AverageAnnualReturnYear10	9.91%	[14]
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.61%
5 Years	rr_AverageAnnualReturnYear05	10.97%
10 Years	rr_AverageAnnualReturnYear10	8.91%
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.46%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	6.83%
(Multimanager Lifestyle Growth Portfolio - Class 1) | (Multimanager Lifestyle Growth Portfolio) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.14%
5 Years	rr_AverageAnnualReturnYear05	7.84%
10 Years	rr_AverageAnnualReturnYear10	6.45%
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI All Country World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.26%	[15]
5 Years	rr_AverageAnnualReturnYear05	10.25%	[15]
10 Years	rr_AverageAnnualReturnYear10	8.82%	[15]
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio) | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.31%	[16]
5 Years	rr_AverageAnnualReturnYear05	10.84%	[16]
10 Years	rr_AverageAnnualReturnYear10	8.77%	[16]
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[15]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[15]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[15]
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.24%	[16]
5 Years	rr_AverageAnnualReturnYear05	10.42%	[16]
10 Years	rr_AverageAnnualReturnYear10	8.63%	[16]
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.33%
5 Years	rr_AverageAnnualReturnYear05	9.64%
10 Years	rr_AverageAnnualReturnYear10	7.81%
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	7.15%
10 Years	rr_AverageAnnualReturnYear10	5.83%
(Multimanager Lifestyle Balanced Portfolio - Class 1) | (Multimanager Lifestyle Balanced Portfolio) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.62%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	5.50%
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI All Country World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.51%	[17]
5 Years	rr_AverageAnnualReturnYear05	8.07%	[17]
10 Years	rr_AverageAnnualReturnYear10	6.96%	[17]
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio) | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.08%	[18]
5 Years	rr_AverageAnnualReturnYear05	8.92%	[18]
10 Years	rr_AverageAnnualReturnYear10	7.26%	[18]
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[17]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[17]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[17]
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.15%	[18]
5 Years	rr_AverageAnnualReturnYear05	8.77%	[18]
10 Years	rr_AverageAnnualReturnYear10	7.29%	[18]
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.23%
5 Years	rr_AverageAnnualReturnYear05	7.92%
10 Years	rr_AverageAnnualReturnYear10	6.57%
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05	5.79%
10 Years	rr_AverageAnnualReturnYear10	4.69%
(Multimanager Lifestyle Moderate Portfolio - Class 1) | (Multimanager Lifestyle Moderate Portfolio) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	4.46%
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI All Country World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio) | Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.26%	[19]
5 Years	rr_AverageAnnualReturnYear05	6.37%	[19]
10 Years	rr_AverageAnnualReturnYear10	5.42%	[19]
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio) | John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.41%	[20]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[20]
10 Years	rr_AverageAnnualReturnYear10	5.53%	[20]
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[19]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[19]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[19]
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.87%	[20]
5 Years	rr_AverageAnnualReturnYear05	7.06%	[20]
10 Years	rr_AverageAnnualReturnYear10	5.89%	[20]
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio) | Class 1
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	5.19%
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio) | Class 1 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	3.52%
(Multimanager Lifestyle Conservative Portfolio - Class 1) | (Multimanager Lifestyle Conservative Portfolio) | Class 1 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.84%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	3.37%
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI All Country World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio) | Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.78%	[21]
5 Years	rr_AverageAnnualReturnYear05	11.63%	[21]
10 Years	rr_AverageAnnualReturnYear10	9.84%	[21]
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio) | John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[22]
5 Years	rr_AverageAnnualReturnYear05	12.33%	[22]
10 Years	rr_AverageAnnualReturnYear10	9.77%	[22]
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[21]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[21]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[21]
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.13%	[22]
5 Years	rr_AverageAnnualReturnYear05	12.00%	[22]
10 Years	rr_AverageAnnualReturnYear10	9.91%	[22]
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio) | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.70%
5 Years	rr_AverageAnnualReturnYear05	11.03%
10 Years	rr_AverageAnnualReturnYear10	8.96%
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio) | Class R5 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.52%
5 Years	rr_AverageAnnualReturnYear05	8.22%
10 Years	rr_AverageAnnualReturnYear10	6.87%
(Multimanager Lifestyle Growth Portfolio - Class 5) | (Multimanager Lifestyle Growth Portfolio) | Class R5 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	6.49%
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI All Country World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio) | Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.26%	[23]
5 Years	rr_AverageAnnualReturnYear05	10.25%	[23]
10 Years	rr_AverageAnnualReturnYear10	8.82%	[23]
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio) | John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.31%	[24]
5 Years	rr_AverageAnnualReturnYear05	10.84%	[24]
10 Years	rr_AverageAnnualReturnYear10	8.77%	[24]
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[23]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[23]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[23]
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.24%	[24]
5 Years	rr_AverageAnnualReturnYear05	10.42%	[24]
10 Years	rr_AverageAnnualReturnYear10	8.63%	[24]
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio) | Class 5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05	9.69%
10 Years	rr_AverageAnnualReturnYear10	7.86%
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio) | Class 5 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	7.18%
10 Years	rr_AverageAnnualReturnYear10	5.86%
(Multimanager Lifestyle Balanced Portfolio - Class 5) | (Multimanager Lifestyle Balanced Portfolio) | Class 5 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	5.53%
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI All Country World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-344-1029
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/20
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio) | Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.51%	[25]
5 Years	rr_AverageAnnualReturnYear05	8.07%	[25]
10 Years	rr_AverageAnnualReturnYear10	6.96%	[25]
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio) | John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.08%	[26]
5 Years	rr_AverageAnnualReturnYear05	8.92%	[26]
10 Years	rr_AverageAnnualReturnYear10	7.26%	[26]
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[25]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[25]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[25]
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio) | Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.15%	[26]
5 Years	rr_AverageAnnualReturnYear05	8.77%	[26]
10 Years	rr_AverageAnnualReturnYear10	7.29%	[26]
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio) | Class 5
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	7.98%
10 Years	rr_AverageAnnualReturnYear10	6.62%
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio) | Class 5 | after tax on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Years	rr_AverageAnnualReturnYear05	5.82%
10 Years	rr_AverageAnnualReturnYear10	4.71%
(Multimanager Lifestyle Moderate Portfolio - Class 5) | (Multimanager Lifestyle Moderate Portfolio) | Class 5 | after tax on distributions, with sale
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.60%
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	4.49%
(Multimanager Lifestyle Aggressive Portfolio) | (Multimanager Lifestyle Aggressive Portfolio)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 95% of its assets in underlying funds that invest primarily in equity securities and approximately 5% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities are permitted to increase up to 5% and decrease up to 10% and underlying funds that invest primarily in fixed-income securities are permitted to increase up to 10% and decrease up to 5%. Thus, based on its target percentage allocation of approximately 95% of assets in equity underlying funds and 5% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation ranging between 100%/0 and 85%/15%. Although variations beyond the 10% range are generally not permitted, the manager may determine, in light of market or economic conditions, that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various actively managed underlying funds that, as a group, hold a wide range of equity-type securities. The fund may also invest in various passively managed underlying funds. Equity-type securities include small-, mid-, and large-capitalization stocks; domestic and foreign securities (including emerging-market securities); and sector holdings. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities.

The fund may also invest in various underlying funds that invest in alternative and specialty asset classes. The fund may invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may also directly invest in exchange-traded notes (ETNs). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, and partnerships, and short-selling securities.

[1]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[2]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[3]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[4]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 4% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[5]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[6]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[7]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[8]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[9]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[10]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[11]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[12]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[13]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[14]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 4% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[15]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[16]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[17]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[18]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[19]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[20]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[21]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[22]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 4% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[23]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[24]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[25]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[26]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.